INCOME TAX (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax
Domestic tax rate, percent	27.00%	27.00%
Investments in foreign subsidiaries	$ 8.6	$ 8.5